Provision For Lease Return Costs For Aircraft And Engines	12 Months Ended
Dec. 31, 2019
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Provision For Lease Return Costs For Aircraft And Engines
39	PROVISION FOR LEASE RETURN COSTS FOR AIRCRAFT AND ENGINES
Details of provision for lease return costs for aircraft and engines are as follows:

	2019	2018
	RMB million	RMB million
Carrying amount at January 1	2,906	3,019
Effect of adoption IFRS 16	3,654	—

Carrying amount At January 1 (restated)	6,560	3,019
Accrual	702	402
Utilization	(84)	(515)

At December 31	7,178	2,906
Less: current portion	(519)	(145)

Non-current portion	6,659	2,761